Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Statement Of Compliance And Basis Of Presentation [Line Items]
Minimum proportion of ownership (in percentage) required to classify entity as associate	20.00%
Top of Range
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period	1 year